Regulatory matters - Additional Information (Detail) CAD in Thousands, $ in Thousands										1 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 08, 2016 USD ($)	Nov. 21, 2016 USD ($)	Apr. 22, 2016 USD ($)	Feb. 18, 2016 USD ($)	Feb. 10, 2016 USD ($)	Jun. 26, 2015 USD ($)	Mar. 12, 2015 USD ($)	Feb. 11, 2015 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD
Regulatory Assets And Liabilities [Line Items]
Regulatory liability | CAD											CAD 182,734		CAD 175,347
Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Regulatory liability | CAD											CAD 20,946		24,984
Rate adjustment mechanism
Regulatory Assets And Liabilities [Line Items]
Collection period for services rendered											24 months
Taxes
Regulatory Assets And Liabilities [Line Items]
Regulatory liability											CAD 1,501	$ 1,501	CAD 188
Environmental costs
Regulatory Assets And Liabilities [Line Items]
Regulatory assets recovery period											7 years
Pension and post-employment benefits
Regulatory Assets And Liabilities [Line Items]
Portion related to current acquisition | CAD											CAD 29,037
Regulatory asset approved not yet being recovered, average recovery term											10 years
Arizona Corporate Commission
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase			$ 1,935		$ 2,725
Arizona Corporate Commission | Subsequent Event
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase	$ 686
California Public Utilities Commission
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase		$ 8,318
Georgia Public Service
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase				$ 175
New Hampshire Public Utilities Commission
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase							$ 12,400
Approved rate increase										$ 2,355
Arkansas Public Service Commission
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase								$ 1,087
Illinois Commerce Commission
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase									$ 4,625
Minimum | Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Regulatory liability, amortization period											10 years
Maximum | Rate-base offset
Regulatory Assets And Liabilities [Line Items]
Regulatory liability, amortization period											16 years
Annual Revenue Increase Approval, March 2016 | Massachusetts Department of Public Utilities
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase						$ 7,800
Annual Revenue Increase Approval, March 2017 | Massachusetts Department of Public Utilities
Regulatory Assets And Liabilities [Line Items]
Approved revenue increase						$ 500